BANK BORROWINGS (Schedule of Long-Term Bank Borrowing's Guarantees) (Details) (Financial Guarantee [Member], Long-term bank borrowings [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Debt guarantee, fixed deposit	$ 26.8
Debt guarantee	301.3	92.8
Group Chairman Mr. Tingxiu Lu and his stock rights in Jiangsu Xinde Asset Management Co., Ltd. [Member]
Guarantor Obligations [Line Items]
Debt guarantee	100.0
Land use right and machinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee	42.5	50.2
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd [Member]
Guarantor Obligations [Line Items]
Debt guarantee	50.0
CEEG (Jiangsu) Limited, China Electric Equipment Group Co., Ltd., and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate [Member]
Guarantor Obligations [Line Items]
Debt guarantee	32.8
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	30.6
Construction in progress [Member]
Guarantor Obligations [Line Items]
Debt guarantee	11.1	10.8
China Electric Equipment Group Co., Ltd. and machinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee	7.5
The Group and CEEG (Nanjing) Special Transformer Co., Ltd's real estate, and CEEG (Jiangsu) Limited [Member]
Guarantor Obligations [Line Items]
Debt guarantee		$ 31.8